Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation Committee maintains a structured equity grant process to align executive awards with long-term shareholder value creation and to mitigate the influence of material nonpublic information (MNPI) on grant decisions. Annual equity grants are typically approved during a regularly scheduled Compensation Committee meeting in the first quarter of each fiscal year. These meetings are scheduled well in advance and are not coordinated with the release of MNPI. The Compensation Committee does not time equity grants in connection with the disclosure of MNPI, nor does it accelerate or delay public disclosures to affect executive compensation outcomes. While MNPI may be discussed during Compensation Committee meetings, it does not influence the timing, amount, or pricing of equity awards. In 2025, all equity awards were in the form of time-based restricted stock units and performance-based RSUs. No stock options or stock appreciation rights were granted.

Award Timing Method	The Compensation Committee maintains a structured equity grant process to align executive awards with long-term shareholder value creation and to mitigate the influence of material nonpublic information (MNPI) on grant decisions.Annual equity grants are typically approved during a regularly scheduled Compensation Committee meeting in the first quarter of each fiscal year. These meetings are scheduled well in advance and are not coordinated with the release of MNPI. The Compensation Committee does not time equity grants in connection with the disclosure of MNPI, nor does it accelerate or delay public disclosures to affect executive compensation outcomes.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not time equity grants in connection with the disclosure of MNPI, nor does it accelerate or delay public disclosures to affect executive compensation outcomes.
MNPI Disclosure Timed for Compensation Value	false